Cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash at bank and in hand	£ 41,986	£ 73,537
US Treasury Bills	12,376
Short term bank deposits	454
Total Cash and cash equivalents	£ 54,816	£ 73,537	£ 27,449	£ 13,515